Prospectus Supplement dated March 15, 2005 to:                    223592  3/05
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PUTNAM DIVERSIFIED INCOME TRUST
Prospectuses dated January 30, 2005

The third paragraph and table under the heading "Who manages the fund?" are replaced with the following:

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over the last five years is shown. The following table also shows the dollar range of shares of the fund owned by these professionals as of November 30, 2004, including investments by their immediate family members and amounts invested through retirement and deferred compensation plans.


-------------------------------------------------------------------------------------------------
Portfolio Leader      Since   Employer           Positions Over Past Five Years      Dollar Range
                                                                                        of Fund
                                                                                     Shares Owned
-------------------------------------------------------------------------------------------------
D. William Kohli      2002    Putnam Management
                              1994-Present       Director of Core Fixed Income.     over $100,000
-------------------------------------------------------------------------------------------------
Portfolio Members     Since   Employer           Positions Over Past Five Years      Dollar Range
                                                                                        of Fund
                                                                                     Shares Owned
-------------------------------------------------------------------------------------------------
Robert A. Bloemker    2005    Putnam Management  Team Leader, Mortgage and               N/A*
                              1999-Present       Government.  Previously,
                                                 Mortgage Specialist, Core Fixed
                                                 Income team.
-------------------------------------------------------------------------------------------------
Jeffrey A. Kaufman    2005    Putnam Management  Team Leader, Emerging Markets.          N/A*
                              1998-Present       Previously, Director of Emerging
                                                 Market Debt.
-------------------------------------------------------------------------------------------------
Stephen C. Peacher    2003    Putnam Management  Chief Investment Officer, Core           $0
                              1990-Present       Fixed Income High Yield team.
-------------------------------------------------------------------------------------------------
David L. Waldman      1998    Putnam Management  Director of Fixed Income                 $0
                              1997-Present       Quantitative Research.  Previously,
                                                 Director of Applied Quantitative
                                                 Research.
-------------------------------------------------------------------------------------------------

* Became a portfolio leader or portfolio member of the fund after November 30, 2004.



PUTNAM INVESTMENTS

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